CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 353,851	$ 315,293	$ 66,918
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	564,076	540,575	552,272
Amortization of deferred financing costs and original issue premiums	22,311	26,022	48,345
Interest accretion on capital lease obligations	5,161	6,878	9,449
Net loss (gain) on disposal of property and equipment	1,518	5,409	(8,509)
Impairment loss recognized on property and equipment	0	23,197	3,245
(Credit) provision for doubtful debts	(2,637)	(2,028)	67,838
Provision for input value-added tax	4,095	2,813	5,459
Loss on extinguishment of debt	3,461	49,337	17,435
Costs associated with debt modification	0	2,793	8,101
Share-based compensation	25,143	17,305	18,487
Unrealized losses on investment securities	111	0	0
Changes in operating assets and liabilities:
Accounts receivable	(60,475)	54,903	(18,339)
Inventories and prepaid expenses and other	(27,847)	(2,076)	(6,006)
Long-term prepayments, deposits and other assets	14,866	(49,370)	(22,087)
Accounts payable and accrued expenses and other	161,542	181,661	448,339
Other long-term liabilities	(8,478)	(10,212)	(32,808)
Net cash provided by operating activities	1,056,698	1,162,500	1,158,139
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of property and equipment	(275,980)	(157,075)	(131,592)
Payments for capitalized construction costs	(233,488)	(329,275)	(368,616)
Deposits for acquisition of property and equipment	(77,546)	(16,405)	(4,212)
Payments for investment securities	(45,048)	(91,024)	0
Payment for internal-use software costs	(26,552)	0	0
Placement of bank deposits with original maturities over three months	(24,823)	(62,591)	(260,197)
Payments for entertainment production costs and security deposit	(1,542)	0	(33)
Proceeds from sale of property and equipment	595	932	28,906
Withdrawals of bank deposits with original maturities over three months	34,675	263,547	774,093
Proceeds from sale of investment securities	40,013	0	0
Advance payments for construction costs	0	(12,234)	(31,586)
Insurance proceeds received for damaged property and equipment	0	108	0
Payments for land use rights	0	0	(3,788)
Net cash (used in) provided by investing activities	(609,696)	(404,017)	2,975
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares	(655,652)	0	(803,171)
Principal payments on long-term debt	(592,573)	(896,276)	(124,286)
Dividends paid	(271,531)	(821,328)	(385,569)
Purchase of shares of a subsidiary	(199,267)	0	(2,614)
Principal payments on capital lease obligations	(107)	(120)	(47)
Proceeds from exercise of share options	5,018	3,610	3,254
Net proceeds from issuance of shares of a subsidiary	213,527	0	0
Proceeds from long-term debt	1,095,714	702,625	0
Payments of deferred financing costs	0	(34,552)	(27,284)
Net cash used in financing activities	(404,871)	(1,046,041)	(1,339,717)
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(11,160)	(281)	(7,949)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	30,971	(287,839)	(186,552)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,453,753	1,741,592	1,928,144
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	1,484,724	1,453,753	1,741,592
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest, net of amounts capitalized	(239,338)	(239,780)	(209,697)
Cash paid for income taxes, net of refunds	(275)	(6,537)	(3,414)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in accrued expenses and other current liabilities and other long-term liabilities related to property and equipment	50,509	34,147	48,801
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	5,449	62,714	27,794
Change in amounts due to affiliated companies related to construction costs	3,339	10,847	0
Offering expenses capitalized for the issuance of shares of a subsidiary included in accrued expenses and other current liabilities	5,943	0	0
Repurchase of shares included in accrued expenses and other current liabilities	1,670	0	0
Deferred financing costs included in accrued expenses and other current liabilities	0	26	3,180
Consideration on sale of property and equipment offset by escrow funds refundable to the Philippine Parties	0	0	24,644
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	1,436,558	1,408,211
Current portion of restricted cash	48,037	45,412
Non-current portion of restricted cash	129	130
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 1,484,724	$ 1,453,753	$ 1,741,592